Equity - Summary of Outstanding Units (Detail) number in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	4,273	4,255
Vested (in units)	2,528	3,398
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	2,463	2,644
Vested (in units)	2,463	2,644
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	892	821
Vested (in units)	0	381
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	741	667
Vested (in units)	0	312
PDSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding (in units)	177	123
Vested (in units)	65	61